UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ------------------------

Check here if Amendment [ ]; Amendment Number: _____
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Invus Public Equities Advisors, L.L.C.
          --------------------------------------
Address:  750 Lexington Avenue, 30th. Fl.
          --------------------------------------
          New York, NY 10022
          --------------------------------------

Form 13F File Number: 28- 11522
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Khalil Barrage
        ---------------------------------------
Title:  Vice President, Secretary and Treasurer
        ---------------------------------------
Phone:  (212) 317-7520
        ---------------------------------------

Signature, Place, and Date of Signing:


/s/ Khalil Barrage              New York, New York           April 27, 2011
--------------------------   ------------------------     --------------------
        [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-__________________      ________________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                            --------------------

Form 13F Information Table Entry Total:              43
                                            --------------------

Form 13F Information Table Value Total:     $508,609 (thousands)
                                            --------------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.      Form 13F File Number         Name

            28-                          NONE
   ----        ---------------------     ------------------------------------

   [Repeat as necessary.]

FORM 13F INFORMATION TABLE
Invus Public Equities Advisors LLC
Report for the quarter ending March 31, 2011

COLUMN 1                              COLUMN 2                COLUMN 3           COLUMN 4       COLUMN 5
--------                              --------                --------           --------       --------
NAME OF ISSUER                        TITLE OR CLASS             CUSIP      VALUE (x$1000)           PRN
--------------                        --------------             -----      --------------           ---
ACORDA THERAPEUTICS INC               COM                    00484M106             33,640      1,450,000 SH
ANTIGENICS INC DEL                    COM                     37032109                455        500,000 SH
AUXILIUM PHARMACEUTICALS INC          COM                    05334D107             45,087      2,100,000 SH
AVANIR PHARMACEUTICALS INC            CL A NEW               05348P401             13,056      3,200,000 SH
BANK OF AMERICA CORPORATION           COM                     60505104             10,664        800,000 SH
BG MEDICINE INC                       COM                    08861T107              1,101        142,857 SH
BIODEL INC                            COM                    09064M105              1,470        700,000 SH
BRF-BRASIL FOODS S A                  SPONSORED ADR          10552T107             17,181        900,000 SH
CBS CORP NEW                          CL B                   124857202              1,252         50,000 SH
CITIGROUP INC COM                     COM                    172967101             15,470      3,500,000 SH
CROWN CASTLE INTL CORP                COM                    228227104             10,638        250,000 SH
E-COMMERCE CHINA DANGDANG IN          SPN ADS COM A          26833A105              1,032         50,000 SH
EXPRESS SCRIPTS INC                   COM                    302182100             18,073        325,000 SH
FURIEX PHARMACEUTICALS INC            COM                    36106P101              7,774        460,551 SH
GENERAL MTRS CO                       COM                    37045V100             15,515        500,000 SH
GOLDMAN SACHS GROUP INC               COM                    38141G104              7,930         50,000 SH
GOOGLE INC                            CL A                   38259P508             32,272         55,000 SH
HCA HOLDINGS INC                      COM                    40412C101             20,322        600,000 SH
HERTZ GLOBAL HOLDINGS INC             COM                    42805T105              3,908        250,000 SH
LEXICON PHARMACEUTICALS INC           COM                    528872104              6,537      3,891,108 SH
MARTIN MARIETTA MATLS INC             COM                    573284106             25,108        280,000 SH
MASTERCARD INC                        CL A                   57636Q104             12,586         50,000 SH
MERITOR                               COM                    59001K100              5,091        300,000 SH
METLIFE INC                           COM                    59156R108             40,257        900,000 SH
MINDRAY MEDICAL INTL LTD              SPON ADR               602675100             10,710        425,000 SH
MOTOROLA MOBILITY HLDGS INC           COM                    620097105              4,880        200,000 SH
NEKTAR THERAPEUTICS                   NOTE                   640268108             23,202      2,450,000 SH
ONYX PHARMACEUTICALS INC              NOTE                   683399109             12,313        350,000 SH
PACIFIC BIOSCIENCES CALIF IN          COM                    69404D108                887         63,100 SH
PMI GROUP INC                         COM                    69344M101              5,400      2,000,000 SH
PRIMUS TELECOM                        COM                    741929103                 33      2,000,000 SH
QUALCOMM INC                          COM                    747525103             19,191        350,000 SH
SIMCERE PHARMACEUTICAL GROUP          SPON ADR               82859P104                895         69,244 SH
SMART TECHNOLOGIES INC                CL A                   83172R108             11,214      1,098,369 SH
TATA MTRS LTD                         SPONSORED ADR          876568502              4,169        150,000 SH
VISA INC                              COM CL A               92826C839             14,724        200,000 SH
WELLS FARGO & CO NEW                  COM                    949746101             15,855        500,000 SH
CITIGROUP INC                         UNIT 99/99/9999        172967416              5,440         43,000 PRN
MICROVISION INC DEL                   *W EXP 07/23/201       594960163                144        360,515 SH
MARSHALL EDWARDS INC                  COM NEW                572322139                  0         16,667 SH
Amil Participacoes SA                 COM                      B28R2K6              8,564        727,900 SH
Diagnosticos Da America SA            COM                      B03WBK9             14,162      1,100,000 SH
Fleury SA                             COM                      B4X4D29             10,407        700,000 SH